UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07909
CREDIT SUISSE SMALL CAP GROWTH FUND, INC.
(Exact name of registrant as specified in charter)
c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)
J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Copy to:

Registrant's telephone number, including area code:		(212) 875-3500

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2004 to January 31, 2005

Item 1:                                                          Schedule of Investments

Credit Suisse Small Cap Growth Fund

Schedule of Investments

January 31, 2005 (unaudited)

	Number of Shares	Value
COMMON STOCKS (95.9%)
Agriculture (1.1%)
Delta and Pine Land Co.	35,100	$1,033,344

Banks (1.2%)
Boston Private Financial Holdings, Inc.§	41,000	1,141,440

Biotechnology (2.1%)
Martek Biosciences Corp.*§	17,800	940,196
Nabi Biopharmaceuticals*	78,400	1,012,144
		1,952,340

Commercial Services & Supplies (3.5%)
Greenfield Online, Inc.*§	57,100	1,042,646
Kforce, Inc.*	66,200	732,834
Resources Connection, Inc.*§	10,600	540,706
Universal Technical Institute, Inc.*	25,000	915,000
		3,231,186

Communications Equipment (3.1%)
Harmonic, Inc.*§	62,900	717,060
InterDigital Communications Corp.*	46,000	821,560
Kanbay International, Inc.*	51,100	1,377,145
		2,915,765

Computers & Peripherals (1.4%)
Avid Technology, Inc.*	20,500	1,292,525

Containers & Packaging (1.4%)
Crown Holdings, Inc.*	94,500	1,274,805

Distribution & Wholesale (1.1%)
Beacon Roofing Supply, Inc.*	48,700	974,000

Diversified Financials (2.6%)
Affiliated Managers Group, Inc.*	16,950	1,074,799
GFI Group, Inc.*	1,700	44,608
Jefferies Group, Inc.	26,300	1,025,700
optionsXpress Holdings, Inc.*	400	8,112
Piper Jaffray Companies, Inc.*§	6,400	253,312
		2,406,531

Energy Equipment & Services (3.9%)
FMC Technologies, Inc.*	36,100	1,105,743
Grey Wolf, Inc.*	230,500	1,221,650
Newpark Resources, Inc.*§	171,000	889,200
W&T Offshore, Inc.*	19,800	360,360
		3,576,953

Food & Drug Retailing (1.2%)
Pantry, Inc.*§	40,000	1,150,000

Food Products (1.0%)
John B. Sanfilippo & Son, Inc.*§	36,413	940,184

	Number of Shares	Value
Healthcare Equipment & Supplies (5.9%)
Advanced Neuromodulation Systems, Inc.*	24,800	979,848
Align Technology, Inc.*§	86,900	752,554
American Medical Systems Holdings, Inc.*	25,100	985,677
I-Flow Corp.*§	66,400	1,165,984
SonoSite, Inc.*§	19,900	631,427
Wright Medical Group, Inc.*§	34,500	947,025
		5,462,515

Healthcare Providers & Services (11.9%)
Amedisys, Inc.*§	32,000	963,200
AMERIGROUP Corp.*§	47,200	1,940,392
Centene Corp.*	40,200	1,348,710
Gentiva Health Services, Inc.*§	57,000	906,300
Kindred Healthcare, Inc.*§	47,700	1,306,503
Molina Healthcare, Inc.*	25,400	1,263,142
Occulogix, Inc.*§	71,800	563,630
Psychiatric Solutions, Inc.*§	38,700	1,369,980
TLC Vision Corp.*§	28,400	264,404
United Surgical Partners International, Inc.*§	28,000	1,102,920
		11,029,181

Hotels, Restaurants & Leisure (3.6%)
Aztar Corp.*	27,700	892,771
Carmike Cinemas, Inc.§	28,100	995,583
Great Wolf Resorts, Inc.*	21,200	444,564
Panera Bread Co. Class A*§	19,800	1,009,800
		3,342,718

Internet & Catalog Retail (1.8%)
Coldwater Creek, Inc.*	31,450	857,956
Shopping.com, Ltd.*	38,400	854,784
		1,712,740

Internet Software & Services (6.5%)
24/7 Real Media, Inc.*§	156,900	494,235
Ask Jeeves, Inc.*§	24,200	686,312
Chordiant Software, Inc.*	254,700	514,494
Digitas, Inc.*	152,400	1,591,056
MatrixOne, Inc.*§	70,400	381,568
Netease.com, Inc. ADR*§	13,400	564,810
Openwave Systems, Inc.*§	99,666	1,357,451
webMethods, Inc.*§	83,300	478,975
		6,068,901

IT Consulting & Services (1.6%)
Forrester Research, Inc.*§	28,100	451,005
Titan Corp.*	59,200	994,560
		1,445,565

Leisure Equipment & Products (0.9%)
RC2 Corp.*§	30,400	880,080

Machinery (1.1%)
Kennametal, Inc.	21,300	1,042,422

	Number of Shares	Value
Media (2.6%)
aQuantive, Inc.*§	160,100	1,484,127
Cumulus Media, Inc. Class A*	5,100	70,584
Lions Gate Entertainment Corp.*§	81,300	811,374
		2,366,085

Metals & Mining (1.4%)
GrafTech International, Ltd.*§	157,400	1,281,236

Oil & Gas (4.0%)
Comstock Resources, Inc.*§	46,000	1,079,160
Denbury Resources, Inc.*	38,900	1,135,880
Remington Oil & Gas Corp.*§	36,100	1,055,925
Stone Energy Corp.*§	11,300	483,640
		3,754,605

Pharmaceuticals (3.6%)
Angiotech Pharmaceuticals, Inc.*	50,900	864,282
Inspire Phamaceuticals, Inc.*§	66,200	979,760
Medicines Co.*§	54,600	1,502,046
		3,346,088

Real Estate (1.0%)
HouseValues, Inc.*	67,700	961,340

Semiconductor Equipment & Products (9.1%)
Asyst Technologies, Inc.*§	75,500	332,200
Axcelis Technologies, Inc.*§	52,200	389,934
Cymer, Inc.*§	25,400	673,608
Entegris, Inc.*§	69,000	613,410
FormFactor, Inc.*§	47,900	1,090,683
Genesis Microchip, Inc.*§	81,900	1,040,130
Tessera Technologies, Inc.*§	45,100	1,754,390
Trident Microsystems, Inc.*§	62,600	1,126,800
Varian Semiconductor Equipment Associates, Inc.*§	16,200	555,336
Zoran Corp.*	83,100	846,789
		8,423,280

Software (9.1%)
Activision, Inc.*	68,350	1,544,710
Agile Software Corp.*§	53,500	391,085
Hyperion Solutions Corp.*	23,900	1,148,156
Informatica Corp.*§	90,500	700,470
Quest Software, Inc.*§	61,300	870,460
Radiant Systems, Inc.*§	61,100	366,600
SkillSoft PLC ADR*§	162,300	839,091
Take-Two Interactive Software, Inc.*§	20,400	719,100
THQ, Inc.*§	43,500	967,875
TIBCO Software, Inc.*	79,900	878,101
		8,425,648

Specialty Retail (5.2%)
Aaron Rents, Inc.	40,100	851,724
Cost Plus, Inc.*§	29,800	781,654
Design Within Reach, Inc.*§	70,700	1,124,837
Hot Topic, Inc.*	56,800	1,100,784
Sports Authority, Inc.*§	39,800	1,009,726
		4,868,725

	Number of Shares	Value
Textiles & Apparel (3.0%)
Deckers Outdoor Corp.*§	21,800	845,186
K-Swiss, Inc. Class A	30,500	922,625
Warnaco Group, Inc.*	45,000	972,450
		2,740,261

TOTAL COMMON STOCKS (Cost $77,477,654)		89,040,463

WARRANT (0.0%)
Electronic Equipment & Instruments (0.0%)
APW, Ltd. expires 7/31/09*^
(Cost $0)	17	0

SHORT-TERM INVESTMENTS (26.8%)
State Street Navigator Prime Fund§§	21,834,336	21,834,336

	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 1.400%, 2/01/05	3,019	3,019,000
TOTAL SHORT-TERM INVESTMENTS (Cost $24,853,336)		24,853,336

TOTAL INVESTMENTS AT VALUE (122.7%) (Cost $102,330,990)		113,893,799

LIABILITIES IN EXCESS OF OTHER ASSETS (-22.7%)		(21,046,449)

NET ASSETS (100.0%)		$92,847,350

INVESTMENT ABBREVIATIONS

ADR = American Depositary Receipt

*                                         Non-income producing security.

^                                          Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

§                                         Security or portion thereof is out on loan.

§§                                  Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

Federal Income Tax Cost – At January 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $102,330,990, $16,253,789, $(4,690,980) and $11,562,809, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE SMALL CAP GROWTH FUND, INC.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	March 31, 2005

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 31, 2005